INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)		Dec. 31, 2016 CNY (¥)
Finite-lived:
Accumulated amortization			¥ (203,845)				¥ (324,693)
Accumulated impairment			(35,454)				(35,619)
Gross carrying value, intangible assets			472,391				587,563
Net carrying value, intangible Assets	$ 32,731		233,092	[1]			227,251
Impairment loss on intangible assets	416	¥ 2,889	26,136		¥ 8,304
Amortization expense of intangible assets	16,838	¥ 116,903	120,834	[2]	¥ 57,257	[2]
Estimated amortization expense
2017	13,328						92,534
2018	8,189						56,857
2019	4,869						33,806
2020	2,323						16,130
2021	1,693						11,755
Thereafter	2,018						14,008
Technology
Finite-lived:
Gross carrying value, finite-lived			176,661				208,716
Accumulated amortization			(90,598)				(149,176)
Accumulated impairment			(213)
Net carrying value, finite-lived	8,576		85,850				59,540
Online game licenses
Finite-lived:
Gross carrying value, finite-lived			71,804				69,198
Accumulated amortization			(30,039)				(26,622)
Accumulated impairment			(34,452)				(35,619)
Net carrying value, finite-lived	1,002		7,313				6,957
Customer/supplier relationship
Finite-lived:
Gross carrying value, finite-lived			39,385				94,160
Accumulated amortization			(13,373)				(31,759)
Net carrying value, finite-lived	8,988		26,012				62,401
User base
Finite-lived:
Gross carrying value, finite-lived			74,811				79,438
Accumulated amortization			(50,216)				(73,368)
Net carrying value, finite-lived	874		24,595				6,070
Trademark
Finite-lived:
Gross carrying value, finite-lived			30,726				45,709
Accumulated amortization			(5,823)				(11,437)
Net carrying value, finite-lived	4,936		24,903				34,272
Domain names
Finite-lived:
Gross carrying value, finite-lived			3,794				3,317
Accumulated amortization			(1,471)				(1,990)
Accumulated impairment			(789)
Net carrying value, finite-lived	191		1,534				1,327
Non-compete agreement
Finite-lived:
Gross carrying value, finite-lived			1,610				8,547
Accumulated amortization			(1,610)				(3,633)
Net carrying value, finite-lived	708						4,914
Platform
Finite-lived:
Gross carrying value, finite-lived			71,439				76,317
Accumulated amortization			(10,715)				(26,708)
Net carrying value, finite-lived	7,145		60,724				49,609
Trade name and domain names
Indefinite-lived:
Gross carrying value, indefinite-lived			2,161				2,161
Net carrying value, indefinite-lived	$ 311		¥ 2,161				¥ 2,161

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)